Segment Information (Tables)	6 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Integrated Cross-Border Logistics Revenue

Information for the Company’s breakdown of integrated cross-border logistics revenue destination for the six months ended March 31, 2024 and 2025 are as follows:

	For the six months ended March 31,
	2024		2025
Australia	$6,586,518	86.0%	$11,449,918	89.8%
New Zealand	1,073,019	14.0%	1,301,929	10.2%
Total integrated cross-border logistics revenue	$7,659,537	100.0%	$12,751,847	100.0%